Lease Vehicles, Net - Rental Receipts (Details) - Vehicle lease $ in Thousands	Dec. 31, 2020 USD ($)
Lessee, Lease, Description [Line Items]
2021	$ 37
2022	24
2023	2
Total	$ 63